RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of warrant liabilities	$ (55,125,000)
Other income (expense), net	(55,107,782)
Net loss	$ (55,771,393)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares) | shares	22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share) | $ / shares	$ (2.53)
Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, basic and diluted | shares	72,920,468
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of warrant liabilities	$ 0
Other income (expense), net	17,218
Net loss	$ (646,393)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares) | shares	20,095,027
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share) | $ / shares	$ (0.03)
As Previously Reported | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, basic and diluted | shares	77,306,600
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of warrant liabilities	$ (55,125,000)
Other income (expense), net	(55,125,000)
Net loss	$ (55,125,000)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares) | shares	1,979,418
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share) | $ / shares	$ (2.50)
Adjustment | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, basic and diluted | shares	(4,386,132)